Employee Benefit Plans	12 Months Ended
Dec. 26, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We have established a 401(k) tax-deferred savings plan covering all employees who satisfy certain eligibility requirements. The 401(k) plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service. We may, at our discretion, make contributions in the form of matching contributions or profit sharing contributions. During the year ended December 26, 2015, we contributed a 401(k) match of $0.2 million.